Victory Extended Market Index Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Victory Extended Market Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.81%		16.89% [1]
Blended-Victory Extended Market Index/Wilshire 4500 Completion Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	10.81%	6.77%	11.48%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent		10.52%	6.46%	10.91%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.86%	3.96%	8.74%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.32%	4.64%	8.35%

[1]	Performance information is not available for periods prior to the Index's inception date of December 1, 2023. Information for the Index in this column reflects performance of the Index from December 1, 2023, to December 31, 2025. Performance information is not annualized for less than one year.
[2]	The Blended-Victory Extended Market Index/Wilshire 4500 Completion Index performance reflects that of the Wilshire 4500 Completion Index, the Fund's prior index, through November 30, 2023, and the Victory Extended Market Index from December 1, 2023, onward.